Income taxes (Details) (CAD)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Income Tax Disclosure [Abstract]
Loss before tax	(3,566,641)	(2,967,411)
Statutory tax rate	25.75%	27.50%
Expected income tax recovery	(918,000)	(816,000)
Changes attributable to:
Non deductible expenses	127,000	123,000
Difference in tax rates between Canada and foreign jurisdictions	(8,000)	167,000
Tax effect of tax losses and temporary differences not recognized	783,000	651,000
Effect of change in future tax rates and others	16,000	(125,000)
Income tax expense